Nature of Regulation - Regulated Electric Utilities - Caribbean (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) license	Dec. 31, 2016 CAD license	Dec. 31, 2015
Caribbean Utilities | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
T & D license term	20 years	20 years
Generation license term	25 years	25 years
Caribbean Utilities | Minimum | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
ROA (percent)	6.75%	6.75%	7.25%
Caribbean Utilities | Maximum | Government of the Cayman Islands
Public Utilities, General Disclosures [Line Items]
ROA (percent)	8.75%	8.75%	9.25%
Fortis Turks and Caicos | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
Licenses (number)	2	2
Operating license term	50 years	50 years
Allowable Operating Profit	$ 44	CAD 58
Cumulative Shortfall	$ 236	CAD 317
Fortis Turks and Caicos | Minimum | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
ROA (percent)	15.00%	15.00%
Fortis Turks and Caicos | Maximum | Government of the Turks and Caicos Islands
Public Utilities, General Disclosures [Line Items]
ROA (percent)	17.50%	17.50%